TRADE AND OTHER PAYABLES (Details 1) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES
Beginning balance		$ 724	$ 464
Interest expense	$ 2	71	65
Lease payments		(245)	(211)
Lease recognition		16	52
Modification of lease term		0	305
Foreign currency translation difference		(30)	49
Ending balance		536	724
Current portion		178	176
Non-current portion		358	548
Total		$ 536	$ 724